Intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Detailed Information about Intangible Assets

Acquired development programs £’000
Cost
At January 1, 2021	33,005
Disposal	(9,456)
At June 30, 2021	23,549

Accumulated revision to estimated value
At January 1, 2021 and June 30, 2021	(1,357)

Net book value
At January 1, 2021	31,648

At June 30, 2021	22,192